Segments and Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segments and Geographic Information

11. Segments and Geographic Information

The Company’s chief operating decision-maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information by each reportable company’s statement of operations. The Company operates the business on the basis of three reporting segments, the parent company and two wholly-owned subsidiaries:

International Stem Cell Corporation, a research and development company, for the Therapeutic Market for clinical applications of hpSCs for the treatment of various diseases such as Parkinson’s disease, liver diseases and corneal blindness;

Lifeline Skin Care, Inc. for the Cosmeceutical Market, which develops, manufactures and markets a category of cosmetic skin care products based on biotechnology with human stem cells;

Lifeline Cell Technology, LLC for the Biomedical Market, which develops, manufactures and commercializes primary human cell research products including over 130 human cell culture products, including frozen human “primary” cells and the reagents (called “media”) needed to grow, maintain and differentiate the cells.

Revenues, Expenses and Operating Income (loss)

The Company does not measure the performance of its segments on any asset-based metrics. Therefore, segment information is presented only for operating income (loss). Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Revenues:
Cosmeceutical market	$746	$709	$1,549	$1,359
Biomedical market	842	748	1,688	1,383

Total revenues	1,588	1,457	3,237	2,742
Operating expenses:
Therapeutic market	2,388	2,329	4,608	4,171
Cosmeceutical market	785	738	1,573	1,341
Biomedical market	658	580	1,364	1,134

Total operating expenses	3,831	3,647	7,545	6,646
Operating income (loss):
Therapeutic market	(2,388)	(2,329)	(4,608)	(4,171)
Cosmeceutical market	(39)	(29)	(24)	18
Biomedical market	184	168	324	249

Total operating income (loss)	$(2,243)	$(2,190)	$(4,308)	$(3,904)

Geographic Information

The Company’s wholly-owned subsidiaries are located in Maryland and California, and have customer and vendor relationships worldwide. Significant revenues in the following regions are those that are attributable to the individual countries within the region to which the product was shipped (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
North America	$1,318	$1,064	$2,667	$2,082
Asia	162	294	340	421
Europe	101	77	210	188
All other regions	7	22	20	51

Total	$1,588	$1,457	$3,237	$2,742

11. Segments and Geographic Information

The Company’s chief operating decision-maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information by each reportable company’s statement of operations. The Company operates the business on the basis of three reporting segments, the parent company and two wholly-owned subsidiaries:

International Stem Cell Corporation, a research and development company, for the Therapeutic Market for clinical applications of hpSCs for the treatment of various diseases such as Parkinson’s disease, liver diseases and corneal blindness;

Lifeline Skin Care, Inc. for the Cosmeceutical Market, which develops, manufactures and markets a category of cosmetic skin care products based on biotechnology with human stem cells;

Lifeline Cell Technology, LLC for the Biomedical Market, which develops, manufactures and commercializes primary human cell research products including over 130 human cell culture products, including frozen human “primary” cells and the reagents (called “media”) needed to grow, maintain and differentiate the cells.

Revenues, Expenses and Operating Income (loss)

The Company does not measure the performance of its segments on any asset-based metrics. Therefore, segment information is presented only for operating income (loss). Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended December 31,
	2013	2012
Revenues:
Cosmeceutical market	$3,204	$2,192
Biomedical market	2,943	2,375

Total revenues	6,147	4,567

Operating expenses:
Therapeutic market	8,200	9,106
Cosmeceutical market	2,914	2,585
Biomedical market	2,579	2,691

Total operating expenses	13,693	14,382

Operating income (loss):
Therapeutic market	(8,200)	(9,106)
Cosmeceutical market	290	(393)
Biomedical market	364	(316)

Total operating income (loss)	$(7,546)	$(9,815)

Geographic Information

The Company’s wholly-owned subsidiaries are located in Maryland and California, and have customer and vendor relationships worldwide. Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended December 31,
	2013	2012
North America	$4,779	$3,483
Asia	905	624
Europe	355	372
All other regions	108	88

Total	$6,147	$4,567